Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail)
In Millions
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments USD ($)	Mar. 31, 2011 Carrying amount Trading Instruments JPY (¥)	Mar. 31, 2010 Carrying amount Trading Instruments JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Carrying amount Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Carrying amount Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Credit derivatives held/written USD ($)	Mar. 31, 2011 Carrying amount Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Carrying amount Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Carrying amount Trading Instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Carrying amount Trading Instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2011 Carrying amount Trading Instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Carrying amount Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Assets USD ($)	Mar. 31, 2011 Carrying amount Non Trading Instruments Assets JPY (¥)	Mar. 31, 2010 Carrying amount Non Trading Instruments Assets JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Investment in securities USD ($)	Mar. 31, 2011 Carrying amount Non Trading Instruments Investment in securities JPY (¥)	Mar. 31, 2010 Carrying amount Non Trading Instruments Investment in securities JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Liabilities USD ($)	Mar. 31, 2011 Carrying amount Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2010 Carrying amount Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Foreign currency swap agreements USD ($)	Mar. 31, 2011 Carrying amount Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Carrying amount Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Carrying amount Non Trading Instruments Interest rate swap agreements USD ($)	Mar. 31, 2011 Carrying amount Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Carrying amount Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments USD ($)	Mar. 31, 2011 Estimated fair value Trading Instruments JPY (¥)	Mar. 31, 2010 Estimated fair value Trading Instruments JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Estimated fair value Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Estimated fair value Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Credit derivatives held/written USD ($)	Mar. 31, 2011 Estimated fair value Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Estimated fair value Trading Instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2010 Estimated fair value Trading Instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Estimated fair value Trading Instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2011 Estimated fair value Trading Instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2010 Estimated fair value Non Trading Instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Assets USD ($)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Assets JPY (¥)	Mar. 31, 2010 Estimated fair value Non Trading Instruments Assets JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Investment in securities USD ($)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Investment in securities JPY (¥)	Mar. 31, 2010 Estimated fair value Non Trading Instruments Investment in securities JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Liabilities USD ($)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2010 Estimated fair value Non Trading Instruments Liabilities JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Foreign currency swap agreements USD ($)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2010 Estimated fair value Non Trading Instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Interest rate swap agreements USD ($)	Mar. 31, 2011 Estimated fair value Non Trading Instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2010 Estimated fair value Non Trading Instruments Interest rate swap agreements JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	$ 866	¥ 71,991		¥ 49,596			$ 866	¥ 71,991	¥ 49,596																												$ 866	¥ 71,991	¥ 49,596
Assets	103,206	8,581,582		7,739,800						18	1,524	1,198	1	49	528	555	42	3,467	13	1,109	877										178	14,766	13,724	25	2,070	192				18	1,524	1,198	1	49	528	555	42	3,467	13	1,109	877										178	14,766	13,724	25	2,070	192
Liabilities	86,670	7,206,652		6,395,244						15	1,254	766	3	236	40	189	25	2,071	45	3,714	4,971										403	33,481	23,053	16	1,320	2,956				15	1,254	766	3	236	40	189	25	2,071	45	3,714	4,971										403	33,481	23,053	16	1,320	2,956
Cash and Cash Equivalents	8,805	732,127	7,686	639,087	459,969	320,655																8,805	732,127	639,087																												8,805	732,127	639,087
Restricted cash	1,420	118,065		77,486																		1,420	118,065	77,486																												1,420	118,065	77,486
Time Deposits	62	5,148		548																		62	5,148	548																												62	5,148	548
Installment loans (net of allowance for probable loan losses)																						34,278	2,850,215	2,330,697																												34,406	2,860,886	2,318,466
Practicable to estimate fair value																									11,270	937,129	903,658																												11,275	937,541	902,943
Not practicable to estimate fair value																									2,000	166,261	150,904																												2,000	166,261	150,904
Short-Term Debt	5,756	478,633		573,565																								5,756	478,633	573,565																												5,756	478,633	573,565
Deposits	12,810	1,065,175		853,269																								12,810	1,065,175	853,269																												12,874	1,070,513	855,620
Long-Term Debt	$ 54,495	¥ 4,531,268		¥ 3,836,270																								$ 54,495	¥ 4,531,268	¥ 3,836,270																												$ 54,014	¥ 4,491,271	¥ 3,869,238